Preferred and Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Preferred and Common Stock [Abstract]
Preferred and Common Stock

Note 11 - Preferred and Common Stock

Convertible Preferred Stock

During the three months ended September 30, 2013, the Company converted all 545,454 outstanding shares of its Series A Convertible Preferred Stock and all 283,018 outstanding shares of Series B Convertible Preferred Stock into 829,629 shares of the Company's common stock, which included dividends on the preferred stock.

Preferred Stock

On September 16, 2013, the Board of Directors unanimously approved the issuance of Series D Preferred Stock and the issuance of Series E Preferred Stock. As of September 30, 2013, there were no shares issued or outstanding under the Series D Preferred Stock plan or the Series E Preferred Stock plan. On October 6, 2013, in connection with the modification to the ARCT IV Merger, the Board of Directors unanimously approved the issuance of Series F Preferred Stock.

Increases in Authorized Common Stock

On July 2, 2013, the Company filed articles of amendment to its charter to increase the number of authorized shares of common stock to 750,000,000 shares.

Offerings

On August 1, 2012, the Company filed a $500 million universal shelf registration statement and a resale registration statement with the SEC. Each registration statement became effective on August 17, 2012. As of September 30, 2013, the Company had issued 2.1 million shares of common stock under the $500 million universal shelf registration statement. No preferred stock, debt or equity-linked security had been issued under this $500 million universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests in the OP.

In January 2013, the Company commenced its "at the market" equity offering program ("ATM") in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement.

On March 13, 2013, the Company filed a universal automatic shelf registration statement that was automatically declared effective and achieved well-known seasoned issuer ("WKSI") status. The Company intends to maintain both the $500 million universal shelf registration statement and the WKSI universal automatic shelf registration statement.

The following are the Company's equity offerings of common stock during the nine months ended September 30, 2013 (dollar amounts in millions):

Type of offering	Closing Date	Number of Shares(1)	Gross Proceeds
Registered follow on offering	January 29, 2013	2,070,000	$26.7
ATM	January 1 - September 30, 2013	553,300	8.9
Private placement offering	June 7, 2013	29,411,764	455.0
Dividends paid in common stock(2)	August 5, 2013	1,157	-
Total		32,036,221	$490.6
(1)	Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
(2)	Represents common shares issued to holders of the Series A Preferred Stock in lieu of unpaid dividends.

Dividends

The Company's board of directors has authorized, and the Company began paying, dividends since October 2011 on the fifteenth day of each month to stockholders of record on the eighth day of such month. During the nine months ended September 30, 2013, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
March 17, 2013	$0.91	June 8, 2013
May 28, 2013	$0.94	December 8, 2013*
October 23, 2013	$1.00	**
*	The dividend increase became effective at the close of the CapLease Merger, which consummated on November 5, 2013.
**	The dividend increase is contingent upon, and effective with, the close of the Cole Merger.

The annualized dividend rate at September 30, 2013 was $0.910 per share.

Common Stock Repurchases

On August 20, 2013, the Company's board of directors reauthorized its $250 million share repurchase program which was originally authorized in February 2013. During the three and nine months ended September 30, 2013, the Company repurchased approximately 0.6 million shares at an average price of $13.06 per share or $7.5 million in total.

Upon the closing of the ARCT III Merger, on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock, were paid in cash at $12.00 per share, which is equivalent to 27.7 million shares of the Company's common stock based on the Exchange Ratio. In addition, 148.1 million shares of ARCT III's common stock were converted to shares of the Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.

Note 11 - Common Stock

On August 1, 2012, the Company filed a $500.0 million universal shelf registration statement and a resale registration statement with the SEC. Each registration statement became effective on August 17, 2012. As of March 31, 2013, we had issued 2.1 million shares of common stock through a follow on offering and pursuant to the ATM (as defined below) offering under the $500.0 million universal shelf registration statement. No preferred stock, debt or equity-linked security had been issued under the $500.0 million universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests in the OP. As of March 31, 2013, no common stock had been issued under the resale registration statement.

On March 14, 2013, the Company filed a universal automatic shelf registration statement and achieved well-known seasoned issuer ("WKSI") status. The Company intends to maintain both the $500.0 million universal shelf registration statement and the WKSI universal automatic shelf registration statement.

In January 2013, the Company commenced its "at the market" equity offering program ("ATM") in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement.

The following are the Company's public equity offerings of common stock (dollar amounts in millions) since inception through March 31, 2013:

Type of offering	Closing Date	Number of Shares	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Follow on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - March 31, 2013	61,000	0.8
Total		13,015,534	$146.4

The table above excludes 140.7 million shares of common stock that was issued to the share holders of ARCT III's common stock in conjunction with the Merger.

The consolidated financial statements are presented as if the Merger had occurred prior to December 31, 2012, resulting in total common stock issued and outstanding of 179.2 million shares, including restricted shares of 0.3 million. Such calculation of the Company's common stock issued and outstanding at December 31, 2012 is based on the combination of 11.2 million shares of the Company's common stock issued and outstanding prior to the Merger, and 168.0 million shares of the Company's common stock based upon the Exchange Ratio applied on 176.9 million shares of ARCT III common stock upon consummation of the Merger, pursuant to the Merger Agreement, if all ARCT III shares were converted to Company stock.

Upon the closing of the Merger, 29.2 million shares of the then outstanding shares of ARCT III's common stock were paid in cash at $12.00 per share, which equals 27.7 million shares of the Company's common stock after the application of the Exchange Ratio. In addition, upon closing of the Merger, 148.1 million shares of ARCT III's common stock were converted to shares of Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.

The Company's board of directors has authorized, and the Company began paying, dividends since October 2011 on the fifteenth day of each month to stockholders of record on the eight day of such month. Since October 2011, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.8750	October 9, 2011
February 27, 2012	$0.8800	March 9, 2012
March 16, 2012	$0.8850	June 9, 2012
June 27, 2012	$0.8900	September 9, 2012
September 30, 2012	$0.8950	November 9, 2012
November 29, 2012	$0.9000	February 9, 2013
March 17, 2013	$0.9100	June 8, 2013